Consolidated Statements of Stockholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock [Member] Common Class A and Class X [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning balance at Dec. 31, 2021	$ 385,385	$ 2	$ 610,447	$ (225,043)	$ (21)
Beginning balance, Shares at Dec. 31, 2021		6,192
Net loss	(194,192)			(194,192)
Other comprehensive income (loss), net of tax	58				58
Equity-based compensation	17,620		17,620
Equity-based compensation, Shares		17
Options exercised, net of tax withholdings	2,854		2,854
Options exercised, net of tax withholdings, Shares		37
Shares withheld for tax withholdings on vesting of restricted stock	(183)		(183)
Shares withheld for tax withholdings on vesting of restricted stock, Shares		(3)
Ending balance at Dec. 31, 2022	211,542	$ 2	630,738	(419,235)	37
Ending balance, Shares at Dec. 31, 2022		6,243
Net loss	(152,641)			(152,641)
Other comprehensive income (loss), net of tax	(60)				(60)
Equity-based compensation	23,891		23,891
Equity-based compensation, Shares		230
Forfeiture of shares per the Forfeiture Agreement , Shares		(160)
Issuance of shares due to Employee Stock Purchase Plan	553		553
Issuance of shares due to Employee Stock Purchase Plan , Shares		47
Issuance of Equity Offering, net of issuance costs	1,653		1,653
Issuance of Equity Offering, net of issuance costs, Shares		421
Shares withheld for tax withholdings on vesting of restricted stock	(2,178)		(2,178)
Shares withheld for tax withholdings on vesting of restricted stock, Shares		(74)
Ending balance at Dec. 31, 2023	$ 82,760	$ 2	$ 654,657	$ (571,876)	$ (23)
Ending balance, Shares at Dec. 31, 2023		6,707